Employee Benefits - DWS Awards Granted Released and Remaining (Detail)	Dec. 31, 2025 yr € / shares	Dec. 31, 2024 yr € / shares
DWS Equity Plan
DWS Share-Based Plans [Line Items]
Weighted average fair value per award granted in year (in EUR per share)	€ 37.92	€ 31.59
Weighted average share price at release/exercise in year (in EUR per share)	€ 49.18	€ 35.79
Weighted average remaining contractual life in years | yr	1.45	1.4
DWS SAR Plan
DWS Share-Based Plans [Line Items]
Weighted average fair value per award granted in year (in EUR per share)	€ 0	€ 13.4
Weighted average share price at release/exercise in year (in EUR per share)	€ 48.73	€ 38.78
Weighted average remaining contractual life in years | yr	1.73	0.8